Commitments and Contingencies - Additional Information - Statoil (Detail) $ in Thousands	1 Months Ended	6 Months Ended
	May. 31, 2013 USD ($) ExtensionOptions	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Payments made towards commitments		$ 34,503	$ 30,211
Randgrid shuttle tanker [Member]
Loss Contingencies [Line Items]
Percentage of currently owned interest	67.00%
Expected cost of project	$ 273,000
Operating lease arrangement period, lessor		3 years
Additional term of contract		1 year
Number of extension options | ExtensionOptions	12
Payments made towards commitments		$ 84,600
Payments due in the remainder of 2015		76,400
Payments due in the year 2016		110,400
Payments due in the year 2017		$ 1,400